Segment reporting - Segment information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
External revenues	¥ 11,473,208	¥ 10,085,649	¥ 9,071,659
Segment profit/(loss) before taxation	2,333,614	906,813	(1,216,192)
Finance income	145,225	66,344	40,433
Finance costs	(34,622)	(33,396)	(28,362)
Charge for the year	(391,167)	(389,871)	(265,019)
Other material non-cash items:
credit loss on trade and other receivables	1,072	(28,924)	(20,832)
reversal of credit loss/(credit loss) on trade and other receivables	1,072
impairment loss on non-current assets	(3,448)	(13,485)	(2,941)
Segment assets	13,447,713	11,281,788
Segment liabilities	4,529,445	4,254,388
Reportable segments
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	2,333,945	859,501	354,550
Finance income	140,778	62,634	38,867
Finance costs	(34,614)	(33,385)	(28,345)
Charge for the year	(366,475)	(349,801)	(263,950)
Other material non-cash items:
credit loss on trade and other receivables		(28,816)	(20,815)
reversal of credit loss/(credit loss) on trade and other receivables	1,163
impairment loss on non-current assets	(3,448)	(13,485)	(2,941)
Segment assets	10,935,144	8,830,028	10,188,040
Additions to non-current assets during the year	971,202	460,910	503,410
Segment liabilities	4,430,828	4,173,410	3,995,757
Reportable segments | Segment revenue
Disclosure of operating segments [line items]
External revenues	11,402,606	9,917,044	8,841,998
Segment profit/(loss) before taxation	2,333,945	859,501	354,550
Other material non-cash items:
Segment assets	10,935,144	8,830,028
Segment liabilities	4,430,828	4,173,410
Reportable segments | External revenues
Disclosure of operating segments [line items]
External revenues	11,394,589	9,915,648	8,834,188
Reportable segments | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	8,017	1,396	7,810
MINISO brand
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	2,354,357	941,037	378,926
Finance income	139,577	62,218	38,858
Finance costs	(29,751)	(26,481)	(26,324)
Charge for the year	(302,070)	(317,273)	(252,721)
Other material non-cash items:
credit loss on trade and other receivables		(27,054)	(20,208)
reversal of credit loss/(credit loss) on trade and other receivables	1,409
impairment loss on non-current assets	(1,433)	(8,656)	(1,850)
Segment assets	10,573,747	8,310,214	9,873,002
Additions to non-current assets during the year	933,768	319,809	374,825
Segment liabilities	3,937,784	3,552,457	3,662,661
MINISO brand | Segment revenue
Disclosure of operating segments [line items]
External revenues	10,861,293	9,469,613	8,737,925
MINISO brand | External revenues
Disclosure of operating segments [line items]
External revenues	10,861,222	9,468,718	8,735,947
MINISO brand | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	71	895	1,978
TOP TOY brand
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	(20,412)	(81,536)	(24,376)
Finance income	1,201	416	9
Finance costs	(4,863)	(6,904)	(2,021)
Charge for the year	(64,405)	(32,528)	(11,229)
Other material non-cash items:
credit loss on trade and other receivables		(1,762)	(607)
reversal of credit loss/(credit loss) on trade and other receivables	(246)
impairment loss on non-current assets	(2,015)	(4,829)	(1,091)
Segment assets	361,397	519,814	315,038
Additions to non-current assets during the year	37,434	141,101	128,585
Segment liabilities	493,044	620,953	333,096
TOP TOY brand | Segment revenue
Disclosure of operating segments [line items]
External revenues	541,313	447,431	104,073
TOP TOY brand | External revenues
Disclosure of operating segments [line items]
External revenues	533,367	446,930	98,241
TOP TOY brand | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	7,946	501	5,832
Other segment
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	17,814	97,455	58,556
Finance income	2,969	3,190	1,566
Finance costs	(8)	(11)	(17)
Charge for the year	(4,339)	(1,916)	(1,069)
Other material non-cash items:
credit loss on trade and other receivables		(108)	(17)
reversal of credit loss/(credit loss) on trade and other receivables	(91)
Segment assets	190,366	171,163	164,928
Additions to non-current assets during the year	4,221	8,510	7,385
Segment liabilities	43,699	62,341	57,119
Other segment | Segment revenue
Disclosure of operating segments [line items]
External revenues	445,651	385,184	353,172
Segment profit/(loss) before taxation	17,814	97,455	58,556
Other material non-cash items:
Segment assets	190,366	171,163
Segment liabilities	43,699	62,341
Other segment | External revenues
Disclosure of operating segments [line items]
External revenues	78,619	170,001	237,471
Other segment | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	367,032	215,183	115,701
Reportable and other segments before elimination of discontinued operations
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	2,351,759	956,956	413,106
Finance income	143,747	65,824	40,433
Finance costs	(34,622)	(33,396)	(28,362)
Charge for the year	(370,814)	(351,717)	(265,019)
Other material non-cash items:
credit loss on trade and other receivables		(28,924)	(20,832)
reversal of credit loss/(credit loss) on trade and other receivables	1,072
impairment loss on non-current assets	(3,448)	(13,485)	(2,941)
Segment assets	11,125,510	9,001,191	10,352,968
Additions to non-current assets during the year	975,423	469,420	510,795
Segment liabilities	4,474,527	4,235,751	4,052,876
Reportable and other segments before elimination of discontinued operations | Segment revenue
Disclosure of operating segments [line items]
External revenues	11,848,257	10,302,228	9,195,170
Reportable and other segments before elimination of discontinued operations | External revenues
Disclosure of operating segments [line items]
External revenues	11,473,208	10,085,649	9,071,659
Reportable and other segments before elimination of discontinued operations | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	¥ 375,049	¥ 216,579	¥ 123,511